PROSPECTUS SUPPLEMENT


NORTHERN FUNDS -- EQUITY FUNDS
SUPPLEMENT DATED FEBRUARY 9, 2005 TO PROSPECTUS DATED JULY 31, 2004


--------------------------------------------------------------------------------

The following supplements the information under "Advisory Fees" on page 39 of the Prospectus:

Effective February 24, 2005, the contractual fee rates under Northern Funds' Investment Advisory and Ancillary Services Agreement will be reduced for the Small Cap Index Fund and the Stock Index Fund. On and after that date, as compensation for the services and assumption of related expenses under that Agreement, the Investment Adviser will be entitled to a fee, computed daily and payable monthly, at the following annual rates (expressed as a percentage of each Fund's respective average daily net assets):

                                        Contractual
FUND                                       Rate
---------------------------------------------------
Small Cap Index Fund                      0.20%
Stock Index Fund                          0.20%

FUND FEES AND EXPENSES


The information on pages 34-37 of the Prospectus regarding the fees and expenses of the Small Cap Index Fund and Stock Index Fund is changed as follows, effective February 24, 2005:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund and Stock Index Fund. The fees and expenses in the table have been restated to reflect the fees that will apply effective February 24, 2005. Please note that the following information does not reflect any charges which may be imposed by The Northern Trust Company ("TNTC"), its affiliates, correspondent banks and other institutions on their customers. (For more information, please see "Account Policies and Other Information" on page 47 of the Prospectus.)

                                         ----------------------------------------------------------------------------------------
                                         SHAREHOLDER FEES
                                         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                         ----------------------------------------------------------------------------------------
                                                                                    Sales Charge
                                          Sales Charge                             (Load) Imposed
                                         (Load) Imposed       Deferred Sales       on Reinvested        Redemption       Exchange
FUND                                      on Purchases        Charge (Load)        Distributions         Fees(1)           Fees
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Index                               None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Stock Index                                   None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
                                                  -------------------------------------------------------------------------------


                           NORTHERN FUNDS PROSPECTUS

                                                             --------------------------------------------------------------------
                                                             ANNUAL FUND OPERATING EXPENSES
                                                             (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                             --------------------------------------------------------------------
                                                                              Distribution                          Total Annual
                                                             Management         (12b-1)             Other          Fund Operating
FUND                                                            Fees            Fees(2)          Expenses(3)        Expenses(4)
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Index                                                0.20%             0.00%              0.42%              0.62%
---------------------------------------------------------------------------------------------------------------------------------
Stock Index                                                    0.20%             0.00%              0.32%              0.52%
---------------------------------------------------------------------------------------------------------------------------------
                                                                     ------------------------------------------------------------

--------------------------------------------------------------

FOOTNOTES
--------------------------------------------------------------

(1) A fee of $15.00 may be applicable for each wire redemption.

(2) The Board of Trustees has adopted a Distribution and Service Plan in accordance with Rule 12b-1 but the Plan has not been implemented with respect to the Funds. During the last fiscal year, the Funds did not pay any 12b-1 fees. The Funds do not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of each Fund's average net assets under Northern Funds' Distribution and Service Plan.

(3) These expenses include custody, accounting, transfer agency and co-administration fees, shareholder servicing fees, proxy costs, if any, as well as other customary Fund expenses. The Co-Administrators are entitled to a co-administration fee from the Funds at an annual rate of 0.15% of the average daily net assets of each Fund. All or portions of this fee may be retained by either Co-Administrator as they may from time to time agree. The Transfer Agent is entitled to transfer agency fees of 0.10% of the average daily net asset value of each Fund.

(4) As a result of voluntary fee reductions, waivers and reimbursements, "Total Annual Net Fund Operating Expenses" which are actually incurred by the Funds are set forth below. By operation of these voluntary fee reductions, waivers and reimbursements at the rates indicated, the total fees paid by the Funds to The Northern Trust Company and its affiliates for their services to the Funds approximate "Total Annual Net Fund Operating Expenses." Voluntary fee reductions, waivers and reimbursements may be modified, terminated or implemented at any time at the option of the Investment Advisers or other service providers to the Funds. When this occurs, "Total Annual Net Fund Operating Expenses" actually incurred by the Funds may increase (or decrease) without shareholder approval.

                                            -------------------------------------------------------------------------------------
                                            Management                                                           Total Annual Net
                                            Fees (After       Distribution        Other         Reimbursed        Fund Operating
FUND                                         Waivers)         (12b-1) Fees       Expenses       Amounts *            Expenses
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Index                                0.20%             0.00%            0.42%           0.27%               0.35%
---------------------------------------------------------------------------------------------------------------------------------
Stock Index                                    0.10%             0.00%            0.32%           0.17%               0.25%
---------------------------------------------------------------------------------------------------------------------------------
                                                     ----------------------------------------------------------------------------

* "Reimbursed Amounts" are charged first against "Management Fees (After Waivers)" and then, if necessary, against "Other Expenses" to the extent they exceed "Management Fees (After Waivers)."


                           NORTHERN FUNDS PROSPECTUS

--------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------

The following Example is intended to help you compare the cost of investing in the Small Cap Index Fund or Stock Index Fund (without fee waivers and expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     ----------------------------------------------------------------------
FUND                                                 1 Year              3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------
Small Cap Index                                       $63                 $199                 $346                  $774
---------------------------------------------------------------------------------------------------------------------------
Stock Index                                            53                  167                  291                   653
---------------------------------------------------------------------------------------------------------------------------
                                                     ----------------------------------------------------------------------

FUND MANAGEMENT


The following replaces the fourth paragraph on page 40 entitled "Fund
Management":

The management team leaders for the INTERNATIONAL GROWTH EQUITY FUND are Stephen Dowds, Senior Vice President, Richard Rothwell, Vice President, and Diane Jones, Vice President of Northern Trust. Mr. Dowds has had such responsibility since February 2005, and Mr. Rothwell and Ms. Jones since November 2002. Mr. Dowds joined Northern Trust in March 2004. From 1995 to 2004, Mr. Dowds was Chief Investment Officer at Dryden Capital Management (a Division of Prudential-Bache International). Mr. Rothwell joined Northern Trust in July 2002. From 1997 to 2002, Mr. Rothwell was an emerging markets portfolio manager with Deutsche Asset Management. He has been a member of the Portfolio's management team since July 2002. Ms. Jones joined Northern Trust in August 2000 and manages various equity portfolios. From 1996 to 1998, she was a European equity portfolio manager for Courtaulds Pension Fund, and from 1998 to 2000, was a European equity portfolio manager with Julius Baer. She has been a member of the Portfolio's management team since August 2000.

The following paragraph is added to page 40 under "Fund Management":

The management team leader for the SMALL CAP INDEX FUND and the STOCK INDEX FUND is James B. Francis, Senior Vice President of Northern Trust. Mr. Francis joined Northern Trust in February 2005. From 1988 to 2005, Mr. Francis was with State Street Global Advisors. During the past five years, he has managed various equity portfolios.


                           NORTHERN FUNDS PROSPECTUS

--------------------------------------------------------------------------------

                                                                    EQTY SPT 205

                                     50 South LaSalle Street
                                     P.O. Box 75986
                                     Chicago, Illinois 60675-5986
                                     800/595-9111
     [NORTHERN FUNDS LOGO]           northernfunds.com

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS
SUPPLEMENT DATED FEBRUARY 9, 2005 TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2004


The following is added to the second paragraph on page 60 in the "Investment Advisers, Transfer Agent and Custodian" section:

Effective February 24, 2005, the contractual fee rates under Northern Funds' Investment Advisory and Ancillary Services Agreement will be reduced for the Small Cap Index Fund and the Stock Index Fund. On and after that date, as compensation for the services and assumption of related expenses under that Agreement, the Investment Adviser will be entitled to a fee, computed daily and payable monthly, at the following annual rates (expressed as a percentage of each Fund's respective average daily net assets): Small Cap Index Fund -- 0.20% and Stock Index Fund -- 0.20%.